SUPPLEMENT DATED JUNE 18, 2007

TO

PROSPECTUS DATED MAY 1, 2007

FOR

FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective June 22, 2007, MFS/Sun Life Massachusetts Investors Trust Series will change its name to MFS/Sun Life Blended Research Core Equity Series.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.